Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2017
Registrant Name	Pacer Funds Trust
Central Index Key	0001616668
Amendment Flag	false
Document Creation Date	Jun. 13, 2017
Document Effective Date	Jun. 14, 2017
Prospectus Date	Jun. 14, 2017
Pacer US Small Cap Cash Cows 100 ETF | Pacer US Small Cap Cash Cows 100 ETF
Prospectus:
Trading Symbol	CALF